Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income ($)*
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
2020	$219,031	$219,031	$475,767	$579,703	$106.53	$132.91	(15,702)
2021	$497,789	$497,789	$1,308,783	$1,967,061	$174.91	$136.96	5,284
2022	$601,620	$601,620	$1,780,946	$1,057,419	$135.42	$104.99	(2,002)

Named Executive Officers, Footnote [Text Block]	The Principal Executive Officer (PEO) in fiscal 2022, 2021, and 2020 is Adam Elsesser. No adjustments were required to be made to the Summary Compensation Table amounts for Mr. Elsesser for any of the fiscal years presented because Mr. Elsesser’s compensation for each year consisted solely of base salary and life insurance and short-term and long-term disability insurance premium payments.The NEOs included in the calculation of average non-PEO NEO compensation in fiscal 2020 and 2021 are Maggie Yuen, Johanna Roberts, Lynn Rothman and Lambert Shiu, and the NEOs included in the calculation of average non-PEO NEO compensation in fiscal 2022 are Maggie Yuen, Johanna Roberts and Lambert Shiu.
Peer Group Issuers, Footnote [Text Block]	The peer group used for Total Shareholder Return is the S&P Healthcare Equipment index.
PEO Total Compensation Amount	$ 601,620	$ 497,789	$ 219,031
PEO Actually Paid Compensation Amount	601,620	497,789	219,031
Non-PEO NEO Average Total Compensation Amount	1,780,946	1,308,783	475,767
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,057,419	1,967,061	579,703
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Adjustments to the compensation actually paid to our non-PEO NEOs reflect the fair values of RSUs and stock options at the required measurement dates, consistent with the approach used to value equity awards at the grant date as described in Notes 2 and 11 to the consolidated financial statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, as filed with the SEC on February 23, 2023, except that these calculations do not give effect to any estimate of forfeitures related to service-based vesting, but assume that the NEO will perform the requisite service for the award to vest in full. Changes to RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on the closing price of our common stock as reported by the NYSE at the respective measurement dates. Changes to stock option fair values are based on the closing price of our common stock as reported by the NYSE at the respective measurement dates, in addition to updated expected option term, implied volatility of our common stock over the updated expected option term, and risk-free rate assumptions. For all fiscal years presented, the meaningful increases or decreases in stock option fair value at the respective measurement dates from the fair value on the grant date were primarily driven by changes in the stock price.SEC rules require certain adjustments to the Summary Compensation Table total compensation to determine the Compensation Actually Paid (CAP) as reported in the Pay Versus Performance Table. In general, CAP reflects changes in the fair value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as adjustments related to benefits under defined benefit or actuarial pension plans. There were no adjustments related to benefits under defined benefit or actuarial pension plans for any of our NEOs, as we do not maintain any defined benefit pension plans. There were also no adjustments made with respect to equity awards that were granted and vested in 2022, equity awards granted in a prior year that failed to meet vesting conditions in 2022, or dividends or other earnings paid on equity awards not included in another component of the Summary Compensation Table total compensation, since there were no such equity awards or earnings in 2022. The following table sets forth the adjustments to the Summary Compensation Table total compensation to determine the CAP to our non-PEO NEOs for the fiscal years presented:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Subtract grant date fair value of stock awards granted during the fiscal year	Add year-end value of outstanding and unvested stock awards granted during the fiscal year	Add change in value of outstanding and unvested stock awards granted in prior years	Add change in value of vested stock awards granted in prior years	Average Compensation Actually Paid to Non-PEO NEOs
2020	$475,767	—	—	$64,659	$39,277	$579,703
2021	$1,308,783	$733,931	$801,623	$427,890	$162,696	$1,967,061
2022	$1,780,946	$1,162,320	$1,155,309	$(326,481)	$(390,035)	$1,057,419

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Average non-PEO NEO CAP and Total Shareholder Return
The CAP to our PEO for the fiscal years presented increased by 127.3% from 2020 to 2021, from $219,031 to $497,789, and by 20.9% from 2021 to 2022, from $497,789 to $601,620. In order to support our business and workforce in light of the COVID-19 pandemic, Mr. Elsesser voluntarily took a substantial salary reduction in 2020, which continued until March 2021, at which point his salary increased to $600,000 per year, which remains below Mr. Elsesser’s base salary of $725,000 per year prior to the pandemic.
The average CAP to our non-PEO NEOs for the fiscal years presented increased by 239.3% from 2020 to 2021, from $579,703 to $1,967,061, and decreased by 46.2% from 2021 to 2022, from $1,967,061 to $1,057,419. In order to support our business and workforce in light of the COVID-19 pandemic, all of our executive officers, including our NEOs, voluntarily took salary reductions for a portion of 2020.
The Company’s cumulative Total Shareholder Return (TSR) for the periods presented increased by 6.5% during 2020 and by 64.2% from 2020 to 2021, and decreased by 22.6% from 2021 to 2022. Compared to the cumulative TSR of the S&P Healthcare Equipment index for the periods presented, the Company’s cumulative TSR was less than the cumulative TSR of the S&P Healthcare Equipment index by 19.8% in 2020 and was greater than the cumulative TSR of the S&P Healthcare Equipment index by 27.7% in 2021 and by 29.0% in 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Average non-PEO NEO CAP and Net (Loss) Income
The CAP to our PEO for the fiscal years presented increased by 127.3% from 2020 to 2021, from $219,031 to $497,789, and by 20.9% from 2021 to 2022, from $497,789 to $601,620. In order to support our business and workforce in light of the COVID-19 pandemic, Mr. Elsesser voluntarily took a substantial salary reduction in 2020, which continued until March 2021, at which point his salary increased to $600,000 per year, which remains below Mr. Elsesser’s base salary of $725,000 per year prior to the pandemic.
The average CAP to our non-PEO NEOs for the fiscal years presented increased by 239.3% from 2020 to 2021, from $579,703 to $1,967,061, and decreased by 46.2% from 2021 to 2022, from $1,967,061 to $1,057,419. In order to support our business and workforce in light of the COVID-19 pandemic, all of our executive officers, including our NEOs, voluntarily took salary reductions for a portion of 2020.
The Company’s net (loss) income for the fiscal years presented increased by approximately $21.0 million from 2020 to 2021, from a net loss of approximately $15.7 million to net income of approximately $5.3 million, and decreased by approximately $7.3 million from 2021 to 2022, from net income of approximately $5.3 million to a net loss of approximately $2.0 million.

Total Shareholder Return Amount	$ 135.42	174.91	106.53
Peer Group Total Shareholder Return Amount	104.99	136.96	132.91
Net Income (Loss)	$ (2,002,000)	5,284,000	(15,702,000)
PEO Name	Adam Elsesser
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,162,320	733,931	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,155,309	801,623	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(326,481)	427,890	64,659
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (390,035)	$ 162,696	$ 39,277